Pay vs Performance Disclosure	2 Months Ended	11 Months Ended	12 Months Ended
	Feb. 14, 2022	Dec. 31, 2022	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2024 Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) to our CEO and to our non-CEO NEOs and certain financial performance of the Company. CAP, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis (CD&A)” section above.

Year	CEO		Former CEO		Other NEO Pay		Value of Initial Fixed $100 Invested Based on:		Net Income (in millions)	Adjusted EPS(8)
	Summary Compen- sation Table Total for CEO	Compen- sation Actually Paid to CEO(6)	Summary Compen- sation Table Total for Former CEO	Compensation Actually Paid to Former CEO(7)	Average Summary Compen- sation Table Total for Other NEOs	Average Compen- sation Actually Paid to Other NEOs	Total Share- holder Return (TSR)	Dow Jones Utilities Index Peer Group TSR
2024(1)	$12,784,970	$34,023,789	$0	$0	$3,656,310	$7,905,729	$157	$137	$845	$1.75
2023(2)	$9,216,680	$9,913,336	$0	$0	$2,869,181	$3,127,806	$109	$110	$674	$1.60
2022(3)	$7,113,506	$6,720,202	$1,352,993	($3,953,194)(6)	$2,221,932	$1,305,705	$109	$118	$792	$1.47
2021(4)	$0	$0	$9,535,782	$13,795,347	$2,491,010	$3,453,360	$106	$117	$589	$1.37
2020(5)	$0	$0	$6,457,725	$2,329,180	$3,093,801	$1,632,643	$85	$99	($14)	$1.32

(1)	For 2024, the table includes Lloyd Yates as CEO. The other NEOs were Shawn Anderson, Melody Birmingham, William Jefferson and Michael Luhrs.
(2)	For 2023, the table includes Lloyd Yates as CEO. The other NEOs were Donald E. Brown, Shawn Anderson, Melody Birmingham, William Jefferson and Michael Luhrs.
(3)	For 2022, the table includes Lloyd Yates as CEO and Joseph Hamrock as Former CEO. The other NEOs were Donald E. Brown, Shawn Anderson, Melody Birmingham, William Jefferson and Pablo A. Vegas.
(4)	For 2021, the table includes Joseph Hamrock as CEO. The other NEOs were Donald E. Brown, Pablo A. Vegas, Violet G. Sistovaris and Charles E. Shafer.
(5)	For 2020, the table includes Joseph Hamrock as CEO. The other NEOs were Donald E. Brown, Pablo A. Vegas, Violet G. Sistovaris and Carrie J. Hightman.
(6)
In accordance with the SEC rules, the amounts reported in these columns for each year were calculated by making the adjustments shown in the following tables to amounts reported for the CEOs in the Summary Compensation Table in the total column. Amounts for each year do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year.

(7)	A pro rata portion of all outstanding, unvested equity awards vesting in connection with Mr. Hamrock’s retirement in 2022.
(8)	Adjusted EPS is a non-GAAP financial measure. Appendix A to this Proxy Statement contains a full reconciliation of GAAP earnings per share to Adjusted EPS.
To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
CEO SCT to CAP Reconciliation:

Year	Reported SCT Total for Covered Year		Reported Value of Equity Awards in SCT for Covered Year(a)		Equity Award Adjustments for Covered Year(b)		Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year		Pension Benefits Adjustments for Covered Year		Compensation Actually Paid for Covered Year
2024	$12,784,970	–	$8,266,041	+	$29,504,860	–	$0	+	$0	=	$34,023,789

Former CEO SCT to CAP Reconciliation:

Year	Reported SCT Total for Covered Year		Reported Value of Equity Awards in SCT for Covered Year(a)		Equity Award Adjustments for Covered Year(b)		Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year		Pension Benefits Adjustments for Covered Year		Compensation Actually Paid for Covered Year
2022	$1,352,993	–	$0	+	($5,306,187)	–	$0	+	$0	=	($3,953,194)

Other NEOs SCT to CAP Reconciliation:

Year	Average Reported SCT Total for Covered Year		Average Reported Value of Equity Awards in SCT for Covered Year(a)		Average Equity Award Adjustments for Covered Year(b)		Average Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year		Average Pension Benefits Adjustments for Covered Year(c)		Average of Compensation Actually Paid for Covered Year
2024	$3,656,310	–	$2,010,094	+	$6,259,513	–	$0	+	$0	=	$7,905,729

(a)	Represents the amounts reported in the Summary Compensation Table in the Stock Awards Column.
(b)	See reconciliation of the Equity Award Adjustments below.
(c)	See reconciliation of the Average Pension Benefits Adjustments below.
CEO Equity Adjustment to CAP Reconciliation

Year	Covered Year- End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Change in Fair
Value as of
Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Inclusion of Equity Values ($)
2024	$18,179,158	$11,325,702	$0	$0	$0	$0	$29,504,860

Former CEO Equity Adjustment to CAP Reconciliation

Year	Covered Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Change in
Fair Value as
of Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity
Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Inclusion of Equity Values ($)
2022	$0	$632,393	$0	$171,491	($6,110,071)	$0	($5,306,187)

Other NEOs Equity Adjustment to CAP Reconciliation

Year	Average Covered Year- End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Average
Change in Fair
Value as of
Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Average Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Average Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Average Inclusion of Equity Values ($)
2024	$4,053,320	$2,181,865	$0	$24,328	$0	$0	$6,259,513

Fair values reported in this table are computed in accordance with FASB ASC Topic 718.
CEO and Other NEOs Pension Adjustment to CAP Reconciliation

Year	Plan	Service Cost	Prior Service Cost	Total Average Pension Benefit Adjustment (Service Cost ÷ by number of Other NEOs in applicable year)
2024	Pension Plan	$0	$0	$0
	Pension Restoration Plan	$0	$0	$0
	Total	$0	$0	$0

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote
(1)	For 2024, the table includes Lloyd Yates as CEO. The other NEOs were Shawn Anderson, Melody Birmingham, William Jefferson and Michael Luhrs.
(2)	For 2023, the table includes Lloyd Yates as CEO. The other NEOs were Donald E. Brown, Shawn Anderson, Melody Birmingham, William Jefferson and Michael Luhrs.
(3)	For 2022, the table includes Lloyd Yates as CEO and Joseph Hamrock as Former CEO. The other NEOs were Donald E. Brown, Shawn Anderson, Melody Birmingham, William Jefferson and Pablo A. Vegas.
(4)	For 2021, the table includes Joseph Hamrock as CEO. The other NEOs were Donald E. Brown, Pablo A. Vegas, Violet G. Sistovaris and Charles E. Shafer.
(5)	For 2020, the table includes Joseph Hamrock as CEO. The other NEOs were Donald E. Brown, Pablo A. Vegas, Violet G. Sistovaris and Carrie J. Hightman.

Adjustment To PEO Compensation, Footnote
(6)
In accordance with the SEC rules, the amounts reported in these columns for each year were calculated by making the adjustments shown in the following tables to amounts reported for the CEOs in the Summary Compensation Table in the total column. Amounts for each year do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year.

To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
CEO SCT to CAP Reconciliation:

Year	Reported SCT Total for Covered Year		Reported Value of Equity Awards in SCT for Covered Year(a)		Equity Award Adjustments for Covered Year(b)		Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year		Pension Benefits Adjustments for Covered Year		Compensation Actually Paid for Covered Year
2024	$12,784,970	–	$8,266,041	+	$29,504,860	–	$0	+	$0	=	$34,023,789

Former CEO SCT to CAP Reconciliation:

Year	Reported SCT Total for Covered Year		Reported Value of Equity Awards in SCT for Covered Year(a)		Equity Award Adjustments for Covered Year(b)		Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year		Pension Benefits Adjustments for Covered Year		Compensation Actually Paid for Covered Year
2022	$1,352,993	–	$0	+	($5,306,187)	–	$0	+	$0	=	($3,953,194)

CEO Equity Adjustment to CAP Reconciliation

Year	Covered Year- End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Change in Fair
Value as of
Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Inclusion of Equity Values ($)
2024	$18,179,158	$11,325,702	$0	$0	$0	$0	$29,504,860

Former CEO Equity Adjustment to CAP Reconciliation

Year	Covered Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Change in
Fair Value as
of Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity
Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Inclusion of Equity Values ($)
2022	$0	$632,393	$0	$171,491	($6,110,071)	$0	($5,306,187)

Non-PEO NEO Average Total Compensation Amount			$ 3,656,310	$ 2,869,181	$ 2,221,932	$ 2,491,010	$ 3,093,801
Non-PEO NEO Average Compensation Actually Paid Amount			$ 7,905,729	3,127,806	1,305,705	3,453,360	1,632,643
Adjustment to Non-PEO NEO Compensation Footnote
Other NEOs SCT to CAP Reconciliation:

Year	Average Reported SCT Total for Covered Year		Average Reported Value of Equity Awards in SCT for Covered Year(a)		Average Equity Award Adjustments for Covered Year(b)		Average Reported Change in the Actuarial Present Value of Pension Benefits for Covered Year		Average Pension Benefits Adjustments for Covered Year(c)		Average of Compensation Actually Paid for Covered Year
2024	$3,656,310	–	$2,010,094	+	$6,259,513	–	$0	+	$0	=	$7,905,729

(a)	Represents the amounts reported in the Summary Compensation Table in the Stock Awards Column.
(b)	See reconciliation of the Equity Award Adjustments below.
(c)	See reconciliation of the Average Pension Benefits Adjustments below.
Other NEOs Equity Adjustment to CAP Reconciliation

Year	Average Covered Year- End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Average
Change in Fair
Value as of
Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Average Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Average Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Average Inclusion of Equity Values ($)
2024	$4,053,320	$2,181,865	$0	$24,328	$0	$0	$6,259,513

Fair values reported in this table are computed in accordance with FASB ASC Topic 718.
CEO and Other NEOs Pension Adjustment to CAP Reconciliation

Year	Plan	Service Cost	Prior Service Cost	Total Average Pension Benefit Adjustment (Service Cost ÷ by number of Other NEOs in applicable year)
2024	Pension Plan	$0	$0	$0
	Pension Restoration Plan	$0	$0	$0
	Total	$0	$0	$0

Compensation Actually Paid vs. Total Shareholder Return
CAP* versus Total Shareholder Return
The graph below represents the relationship between CAP to our CEO, the average CAP to our Non-CEO NEOs and Total Shareholder Return (TSR) for NiSource and the Dow Jones U.S. Utilities Index.
* CAP, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year.

Compensation Actually Paid vs. Net Income
CAP versus Net Income
The graph below shows the relationship between the Company’s net income and the CEO and Non-CEO NEOs’ CAP. The Company does not use Net Income to determine compensation and is not included in incentive plans.

Compensation Actually Paid vs. Company Selected Measure
CAP versus Company Selected Measures: Adjusted EPS
The graph below shows the relationship between the Company’s net operating earnings per share and the CEO and Non-CEO NEOs’ CAP. Adjusted EPS is a non-GAAP financial measure. Appendix A to this Proxy Statement contains a full reconciliation of GAAP earnings per share to Adjusted EPS.

Total Shareholder Return Vs Peer Group
CAP* versus Total Shareholder Return
The graph below represents the relationship between CAP to our CEO, the average CAP to our Non-CEO NEOs and Total Shareholder Return (TSR) for NiSource and the Dow Jones U.S. Utilities Index.
* CAP, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year.

Tabular List, Table
Company Selected Performance Measures
The following were the three most important performance measures as determined by the Company that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed fiscal year. Adjusted EPS and RTSR are the only two financial measures used as part of the Company’s compensation programs and to link compensation actually paid and Company performance. Safety is the most important non-financial measure used to link compensation actually paid to Company performance.

Company Selected Performance Measures
Adjusted EPS
RTSR
Safety

Total Shareholder Return Amount			$ 157	109	109	106	85
Peer Group Total Shareholder Return Amount			$ 137	$ 110	$ 118	$ 117	$ 99
Company Selected Measure Amount | $ / shares			1.75	1.6	1.47	1.37	1.32
PEO Name	Joseph Hamrock	Lloyd Yates	Lloyd Yates	Lloyd Yates		Joseph Hamrock	Joseph Hamrock
Pension Benefits Adjustments, Footnote	Other NEOs Pension Adjustment to CAP Reconciliation

Year	Plan	Service Cost	Prior Service Cost	Total Average Pension Benefit Adjustment (Service Cost ÷ by number of Other NEOs in applicable year)
2024	Pension Plan	$0	$0	$0
	Pension Restoration Plan	$0	$0	$0
	Total	$0	$0	$0

Equity Awards Adjustments, Footnote
CEO Equity Adjustment to CAP Reconciliation

Year	Covered Year- End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Change in Fair
Value as of
Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Inclusion of Equity Values ($)
2024	$18,179,158	$11,325,702	$0	$0	$0	$0	$29,504,860

Former CEO Equity Adjustment to CAP Reconciliation

Year	Covered Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Change in
Fair Value as
of Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity
Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Inclusion of Equity Values ($)
2022	$0	$632,393	$0	$171,491	($6,110,071)	$0	($5,306,187)

Other NEOs Equity Adjustment to CAP Reconciliation

Year	Average Covered Year- End Fair Value of Equity Awards Granted During Covered Year That Remained Outstanding and Unvested as of Last Day of Covered Year ($)
Average
Change in Fair
Value as of
Last Day of
Covered Year
(as compared
to Last Day of
Prior Year) of
Equity Awards
Granted Prior
to Covered
Year and
Outstanding
and Unvested
as of Last Day
of Covered
Year
($)
			Average Vesting Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted Prior to Covered Year that Vested During Covered Year ($)	Average Fair Value as of Last Day of Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Covered Year ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included as of Last Day of Covered Year ($)	Total - Average Inclusion of Equity Values ($)
2024	$4,053,320	$2,181,865	$0	$24,328	$0	$0	$6,259,513

Fair values reported in this table are computed in accordance with FASB ASC Topic 718.

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 845,000,000	$ 674,000,000	$ 792,000,000	$ 589,000,000	$ (14,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Non-GAAP Measure Description
(8)	Adjusted EPS is a non-GAAP financial measure. Appendix A to this Proxy Statement contains a full reconciliation of GAAP earnings per share to Adjusted EPS.

Measure:: 2
Pay vs Performance Disclosure
Name			RTSR
Measure:: 3
Pay vs Performance Disclosure
Name			Safety
Lloyd Yates [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 12,784,970	9,216,680	7,113,506	0	0
PEO Actually Paid Compensation Amount			34,023,789	9,913,336	6,720,202	0	0
Joseph Hamrock [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	1,352,993	9,535,782	6,457,725
PEO Actually Paid Compensation Amount			0	$ 0	(3,953,194)	$ 13,795,347	$ 2,329,180
PEO [Member] | Lloyd Yates [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,266,041)
PEO [Member] | Lloyd Yates [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			29,504,860
PEO [Member] | Lloyd Yates [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO [Member] | Lloyd Yates [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO [Member] | Lloyd Yates [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,179,158
PEO [Member] | Lloyd Yates [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,325,702
PEO [Member] | Lloyd Yates [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO [Member] | Lloyd Yates [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO [Member] | Lloyd Yates [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO [Member] | Lloyd Yates [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO [Member] | Joseph Hamrock [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO [Member] | Joseph Hamrock [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,306,187)
PEO [Member] | Joseph Hamrock [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO [Member] | Joseph Hamrock [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO [Member] | Joseph Hamrock [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO [Member] | Joseph Hamrock [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					632,393
PEO [Member] | Joseph Hamrock [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO [Member] | Joseph Hamrock [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					171,491
PEO [Member] | Joseph Hamrock [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,110,071)
PEO [Member] | Joseph Hamrock [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,010,094)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,259,513
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,053,320
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,181,865
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,328
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO [Member] | Pension Plan Adjustments in Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Defined Benefit Plan, Service Cost			0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			0
Non-PEO NEO [Member] | Pension Plan Adjustments in Pension Restoration Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Defined Benefit Plan, Service Cost			0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			0
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0